STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares
Executive Deferred Stapled Unit Plan
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance	117,000	106,000
New grants — RSUs and PSUs	85,000	75,000
Forfeited, Number	(2,000)
Outstanding, Number, ending balance	145,000	117,000
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | $ / shares	$ 50.34	$ 43.32
New grants — RSUs and PSUs , Weighted Average Grant Date Fair Value | $ / shares	61.90	53.29
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	64.16
Outstanding, Weighted Average Grant Date Fair Value, ending balance | $ / shares	$ 55.93	$ 50.34
Executive Deferred Stapled Unit Plan | Cash settlement
Executive Deferred Stapled Unit Plan
Settled, Number	(35,000)
Settled, Weighted Average Grant Date Fair Value | $ / shares	$ 52.91
Executive Deferred Stapled Unit Plan | Settled in shares stapled units
Executive Deferred Stapled Unit Plan
Settled, Number	(20,000)	(64,000)
Settled, Weighted Average Grant Date Fair Value | $ / shares	$ 52.91	$ 42.14
Performance based units
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance	3,730
New grants — RSUs and PSUs	24,587	3,730
Outstanding, Number, ending balance	28,317	3,730